DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details)	Jul. 31, 2017 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2018	$ 305,729
2019	246,986
2020	203,629
2021	196,512
2022	$ 175,421